Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Disclosure of Non-Current Assets - Intangibles

	Intellectual
	Property
	Assets	Goodwill	Total
	A$	A$	A$
At June 30, 2022
Cost or fair value	23,864,364	109,962	23,974,326
Accumulated amortization	(13,420,256)	—	(13,420,256)
Net book amount	10,444,108	109,962	10,554,070

Fiscal Year ended June 30, 2023
Opening net book amount	10,444,108	109,962	10,554,070
Exchange difference	758,017	—	758,017
Amortization charge	(1,821,865)	—	(1,821,865)

Closing net book amount	9,380,260	109,962	9,490,222
At June 30, 2023
Cost or fair value	25,816,589	109,962	25,926,551
Accumulated amortization	(16,436,329)	—	(16,436,329)

Net book amount	9,380,260	109,962	9,490,222

Fiscal Year ended June 30, 2024
Opening net book amount	9,380,260	109,962	9,490,222
Exchange difference	(187,873)	—	(187,873)
Additions	903,154	—	903,154
Amortization charge	(1,964,566)	—	(1,964,566)

Closing net book amount	8,130,975	109,962	8,240,937

At June 30, 2024
Cost or fair value	26,094,543	109,962	24,204,505
Accumulated amortization	(17,963,568)	—	(17,963,568)

Net book amount	8,130,975	109,962	8,240,937